Income tax (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods

All figures in £ millions	Notes	2020	2019	2018
Current tax
Charge in respect of current year		(18)	(51)	92
Adjustments in respect of prior years		4	21	34

Total current tax charge		(14)	(30)	126

Deferred tax
In respect of temporary differences		(28)	59	(6)
Other adjustments in respect of prior years		(2)	5	(28)

Total deferred tax (charge)/credit	13	(30)	64	(34)

Total tax (charge)/credit		(44)	34	92

Summary of Profit Before Tax Differences Calculated
The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the UK tax rate as follows:

All figures in £ millions	2020	2019	2018
Profit before tax	354	232	498
Tax calculated at UK rate (2020: 19%, 2019: 19%, 2018: 19%)	(67)	(44)	(94)
Effect of overseas tax rates	(6)	(2)	(28)
Effect of UK rate change	(5)	—	—
Joint venture and associate income reported net of tax	1	10	8
Intra-group financing benefit	14	11	25
Movement in provisions for tax uncertainties	24	3	111
Net expense not subject to tax	(7)	(10)	(29)
Benefit from change in US tax accounting treatment	—	—	25
Gains and losses on sale of businesses not subject to tax	21	57	77
Unrecognised tax losses	(21)	(17)	(9)
Adjustments in respect of prior years	2	26	6

Total tax (charge) / credit	(44)	34	92

UK	23	(12)	37
Overseas	(67)	46	55

Total tax (charge) / credit	(44)	34	92

Tax rate reflected in earnings	12.5%	(14.7)%	(18.5)%

Summary of Tax (Charge)/Benefit Recognised in Other Comprehensive Income
The tax (charge)/benefit recognised in other comprehensive income is as follows:

All figures in £ millions	2020	2019	2018
Net exchange differences on translation of foreign operations	(13)	5	(4)
Fair value gain on other financial assets	(6)	(4)	—
Remeasurement of retirement benefit obligations	2	22	9

	(17)	23	5